Organization	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization
1.	Organization

Radius Global Infrastructure, Inc. (together with its subsidiaries, “Radius” and/or the “Company”), formerly known as Landscape Acquisition Holdings Limited (“Landscape”) and Digital Landscape Group, Inc., is a holding company that owns 91.8% of the parent of AP WIP Investments Holdings, LP (“AP Wireless”), which is one of the largest international aggregators of rental streams underlying wireless and other digital infrastructure sites through the acquisition of telecom real property interests and contractual rights. The Company typically purchases, primarily for a lump sum, the right to receive future rental payments generated pursuant to an existing lease (and any subsequent lease or extension or amendment thereof) between a property owner and an owner of a wireless tower or antennae, or other digital infrastructure (each such lease, a “Tenant Lease”). Typically, the Company acquires the rental stream by way of a purchase of a real property interest in the land underlying the wireless tower antennae or other digital infrastructure. These are most commonly easements, usufructs, leasehold and sub-leasehold interests, or fee simple interests, each of which provides the Company the right to receive the rents from the Tenant Lease. In addition, the Company purchases contractual interests, such as an assignment of rents, either in conjunction with the property interest or as a stand-alone right.

The Company was incorporated with limited liability under the laws of the British Virgin Islands under the BVI Business Companies Act, 2004, as amended, on November 1, 2017. The Company was originally formed to undertake an acquisition of a target company or business.

On February 10, 2020 (the “Closing Date”), the Company completed its acquisition by purchasing AP Wireless, a Delaware limited partnership and the direct parent of AP WIP Investments, LLC (“AP WIP Investments”), pursuant to a merger agreement entered into on November 19, 2019. The acquisition, together with the other transactions contemplated by the merger agreement are referred to herein as the “Transaction” and/or “APW Acquisition”. In connection with the closing of the Transaction, Landscape changed its name to Digital Landscape Group, Inc.

Upon completion of the Transaction, on the Closing Date, the Company acquired a 91.8%. interest in APW OpCo LLC (“APW OpCo”), the parent of AP Wireless and the indirect parent of AP WIP Investments. The Transaction was completed through a merger of a newly created subsidiary of Landscape with and into APW OpCo, with APW OpCo surviving such merger as a majority owned subsidiary of Landscape. Following the Transaction and as noted above, the Company owned 91.8% of APW OpCo. The remaining 8.2% interest in APW OpCo is owned by certain former partners of Associated Partners, L.P. (“Associated Partners”), the selling party in the Transaction. Such partners of Associated Partners were members of APW OpCo immediately prior to the Closing Date and elected to roll over their investment in AP Wireless in connection with the APW Acquisition (the “Continuing OpCo Members”). As a result, the AP Wireless business is 100% owned by the Company and the Continuing OpCo Members.

On October 2, 2020, the Company effected a discontinuance under Section 184 of the BVI Business Companies Act, 2004, as amended, and a domestication under Section 388 of the General Corporation Law of the State of Delaware, pursuant to which the Company’s jurisdiction of incorporation was changed from the British Virgin Islands to the State of Delaware (the “Domestication”). Effective upon the Domestication, the Company was renamed “Radius Global Infrastructure, Inc.”

On October 2, 2020, in connection with the Domestication, the Company delisted its ordinary shares (the “Ordinary Shares”) and warrants (the “Warrants”) from trading on the London Stock Exchange. The Ordinary Shares automatically converted by operation of law into shares (“Class A Shares”) of the Company’s Class A common stock, par value $0.0001 per share (“Class A Common Stock”), and on October 5, 2020, the Class A Common Stock began trading on the Nasdaq Global Market under the symbol “RADI”. Accordingly, for disclosures of historical transactions involving the Company’s common equity pertaining to periods prior to October 2, 2020 (the date of the Domestication), references are made in the notes to the condensed consolidated financial statements to “Ordinary Shares”, the legal form of the Company’s common equity prior to October 2, 2020.

1.	Organization

Radius Global Infrastructure, Inc. (together with its subsidiaries, “Radius” and/or the “Company”), formerly known as Landscape Acquisition Holdings Limited (“Landscape”) and Digital Landscape Group, Inc., is one of the largest international aggregators of rental streams underlying wireless sites through the acquisition of wireless telecom real property interests and contractual rights. The Company typically purchases, primarily for a lump sum, the right to receive future rental payments generated pursuant to an existing ground lease or rooftop lease (and any subsequent lease or extension or amendment thereof) between a property owner and an owner of a wireless tower or antennae (each such lease, a “Tenant Lease”). Typically, the Company acquires the rental stream by way of a purchase of a real property interest in the land underlying the wireless tower or antennae, most commonly easements, usufructs, leasehold and sub-leasehold interests, or fee simple interests, each of which provides the Company the right to receive the rents from the Tenant Lease. In addition, the Company purchases contractual interests, such as an assignment of rents, either in conjunction with the property interest or as a stand-alone right.

The Company was incorporated with limited liability under the laws of the British Virgin Islands under the BVI Business Companies Act, 2004, as amended, on November 1, 2017. The Company was originally formed to undertake an acquisition of a target company or business.

On February 10, 2020 (the “Closing Date”), the Company completed its acquisition by purchasing AP WIP Investments Holdings, LP (“AP Wireless”), a Delaware limited partnership and the direct parent of AP WIP Investments, LLC (“AP WIP Investments”), pursuant to a merger agreement entered into on November 19, 2019. The acquisition, together with the other transactions contemplated by the merger agreement are referred to herein as the “Transaction” and/or “APW Acquisition”. In connection with the closing of the Transaction, Landscape changed its name to Digital Landscape Group, Inc.

Upon completion of the Transaction, on the Closing Date, the Company acquired a 91.8%. interest in APW OpCo LLC (“APW OpCo”), the parent of AP Wireless and the indirect parent of AP WIP Investments, for consideration of approximately $860,000 less (i) debt as of June 30, 2019 of approximately $539,000, (ii) approximately $65,000 to redeem a minority investor in the AP Wireless business, and (iii) allocable transaction expenses of approximately $10,700 plus (iv) cash as of June 30, 2019 of approximately $66,500 (subject to certain limited adjustments). The Transaction was completed through a merger of a newly created subsidiary of Landscape with and into APW OpCo, with APW OpCo surviving such merger as a majority owned subsidiary of Landscape. Following the Transaction and as noted above, the Company owned 91.8% of APW OpCo. The remaining 8.2% interest in APW OpCo is owned by certain former partners of Associated Partners, L.P. (“Associated Partners”), the selling party in the Transaction. Such partners of Associated Partners were members of APW OpCo immediately prior to the Closing Date and elected to roll over their investment in AP Wireless in connection with the APW Acquisition (the “Continuing OpCo Members”). As a result, the AP Wireless business is 100% owned by the Company and the Continuing OpCo Members.

In connection with the APW Acquisition, the Company entered into a subscription agreement, dated as of November 20, 2019 and amended and supplemented as of February 7, 2020 (the “Centerbridge Subscription Agreement”), with Centerbridge Partners Real Estate Fund, L.P., Centerbridge Partners Real Estate Fund SBS, L.P. and Centerbridge Special Credit Partners III, L.P. (collectively, the “Centerbridge Entities”). Pursuant to the Centerbridge Subscription Agreement, the Centerbridge Entities subscribed for $100,000 of Ordinary Shares at a price of $10.00 per share (the “Centerbridge Subscription”) in connection with, and contingent upon the consummation of, the APW Acquisition. The cash proceeds from the Centerbridge Subscription are available for general corporate purposes, including the acquisition of real property interests and revenue streams critical for wireless communications.

On October 2, 2020, the Company effected a discontinuance under Section 184 of the BVI Business Companies Act, 2004, as amended, and a domestication under Section 388 of the General Corporation Law of the State of Delaware, pursuant to which the Company’s jurisdiction of incorporation was changed from the British Virgin Islands to the State of Delaware (the “Domestication”). Effective upon the Domestication, the Company was renamed “Radius Global Infrastructure, Inc.”

On October 2, 2020, in connection with the Domestication, the Company delisted its ordinary shares (the “Ordinary Shares”) and warrants (the “Warrants”) from trading on the London Stock Exchange (the “LSE”) and on October 5, 2020 began trading its shares of Class A common stock (the “Class A Common Shares” or “Class A Shares”) on the Nasdaq Global Market under the symbol “RADI”. Accordingly, for disclosures of historical transactions involving the Company’s Class A Shares pertaining to periods prior to October 2, 2020 (the date of Domestication), references are made in the notes to the consolidated financial statements to “Ordinary Shares”, the legal form of the Company’s shares prior to October 2, 2020. For prospective references in these disclosures, including with respect to the outcome of any exercise, conversion, vesting or acquisition of different classes or types of securities, references are made to “common shares”, “Class A Common Shares” or “Class A Shares”.